Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Nov. 03, 2024	Oct. 29, 2023	Oct. 30, 2022	Oct. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following tables and related disclosure have been prepared in accordance with the SEC’s pay versus performance rules and do not reflect compensation actually earned, realized or received by the NEOs. The Compensation Committee did not consider this pay versus performance disclosure in making its pay decisions for any of the years shown. For a discussion of how the Compensation Committee seeks to align pay with performance when setting NEO compensation, see “
Compensation Discussion and Analysis
” above.

Year	Summary Compensation Table (“SCT”) Total for Principal Executive Officer (“PEO”) (1) ($)	Compensation Actually Paid (“CAP”) to PEO (2) ($ Millions)	Average SCT Total for Non-PEO NEOs (3) ($)	Average CAP to Non-PEO NEOs (2) ($)	Value of Initial Fixed $100 Investment based on: (4)		Net Income ($ Millions)	Net Revenue ($ Millions) (5)
					TSR ($)	Peer Group TSR ($)

2024	2,634,542	1,150	10,633,084	190,786,530	535.10	187.18	5,895	51,574

2023	161,826,161	768	26,807,158	119,860,261	261.58	131.38	14,082	35,819

2022	60,606,971	50	4,444,960	(11,048,223)	143.70	106.05	11,495	33,203

2021	60,703,627	84	14,983,358	42,183,932	156.83	144.43	6,736	27,450

(1)	The amounts in this column are the amounts reported for Hock E. Tan, our PEO, for each corresponding year in the “Total” column of the SCT for the relevant year.

(2)	The following table shows the fiscal 2024 amounts deducted from and added to the SCT total compensation to calculate the CAP to our NEOs in accordance with SEC rules.

	2024
	PEO ($)	Average for Non-PEOs ($)

SCT Total	2,634,542	10,633,084

Value of Stock Awards in SCT	—	(9,243,700)

Year End Fair Value of Unvested Awards Granted in Current Year	—	14,424,557

Year Over Year Change in Fair Value of Unvested Awards from Prior Years	1,017,499,312	164,695,800

Vesting Date Fair Value for Awards Granted and Vested in the Current Year	—	—

Change in Fair Value of Awards from Prior Years that Vested in Current Year	129,740,824	10,276,789

CAP	1,149,874,678	190,786,530

(3)
The amounts in this column are the average amounts reported for our
Non-PEO
NEOs for each corresponding year in the “Total” column of the SCT for the relevant year. For each of fiscal 2024 and 2023, our
Non-PEO
NEOs were Kirsten M. Spears, Mark D. Brazeal and Charlie B. Kawwas, Ph.D. For each of fiscal 2022 and 2021, our
Non-PEO
NEOs were Kirsten M. Spears, Mark D. Brazeal, Charlie B. Kawwas, Ph.D. and Thomas H. Krause, Jr.

(4)
The NASDAQ 100 Index is the industry peer group we used for the purposes of the stock performance graph required by Item 201(e) of Regulation
S-K
included in our 2024 Annual Report. This table assumes $100 was invested in Broadcom and in the NASDAQ 100 Index, respectively, for the period starting October 30, 2020 through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance.

(5)
As discussed under “
Compensation Discussion and Analysis — Elements of Fiscal 2024 Executive Compensation Program — Annual Cash Incentive Bonus Plan
” above, net revenue is one of the corporate financial goals used to determine the APB Plan payout, and was determined to be the most important financial performance measure used to link Broadcom performance to CAP to our PEO and
Non-PEO
NEOs for fiscal 2024.

Company Selected Measure Name	net revenue
Named Executive Officers, Footnote
(3)
The amounts in this column are the average amounts reported for our
Non-PEO
NEOs for each corresponding year in the “Total” column of the SCT for the relevant year. For each of fiscal 2024 and 2023, our
Non-PEO
NEOs were Kirsten M. Spears, Mark D. Brazeal and Charlie B. Kawwas, Ph.D. For each of fiscal 2022 and 2021, our
Non-PEO
NEOs were Kirsten M. Spears, Mark D. Brazeal, Charlie B. Kawwas, Ph.D. and Thomas H. Krause, Jr.

Peer Group Issuers, Footnote
(4)
The NASDAQ 100 Index is the industry peer group we used for the purposes of the stock performance graph required by Item 201(e) of Regulation
S-K
included in our 2024 Annual Report. This table assumes $100 was invested in Broadcom and in the NASDAQ 100 Index, respectively, for the period starting October 30, 2020 through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 2,634,542	$ 161,826,161	$ 60,606,971	$ 60,703,627
PEO Actually Paid Compensation Amount	$ 1,149,874,678	768,000,000	50,000,000	84,000,000
Adjustment To PEO Compensation, Footnote
(2)	The following table shows the fiscal 2024 amounts deducted from and added to the SCT total compensation to calculate the CAP to our NEOs in accordance with SEC rules.

	2024
	PEO ($)	Average for Non-PEOs ($)

SCT Total	2,634,542	10,633,084

Value of Stock Awards in SCT	—	(9,243,700)

Year End Fair Value of Unvested Awards Granted in Current Year	—	14,424,557

Year Over Year Change in Fair Value of Unvested Awards from Prior Years	1,017,499,312	164,695,800

Vesting Date Fair Value for Awards Granted and Vested in the Current Year	—	—

Change in Fair Value of Awards from Prior Years that Vested in Current Year	129,740,824	10,276,789

CAP	1,149,874,678	190,786,530

Non-PEO NEO Average Total Compensation Amount	$ 10,633,084	26,807,158	4,444,960	14,983,358
Non-PEO NEO Average Compensation Actually Paid Amount	$ 190,786,530	119,860,261	(11,048,223)	42,183,932
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The following table shows the fiscal 2024 amounts deducted from and added to the SCT total compensation to calculate the CAP to our NEOs in accordance with SEC rules.

	2024
	PEO ($)	Average for Non-PEOs ($)

SCT Total	2,634,542	10,633,084

Value of Stock Awards in SCT	—	(9,243,700)

Year End Fair Value of Unvested Awards Granted in Current Year	—	14,424,557

Year Over Year Change in Fair Value of Unvested Awards from Prior Years	1,017,499,312	164,695,800

Vesting Date Fair Value for Awards Granted and Vested in the Current Year	—	—

Change in Fair Value of Awards from Prior Years that Vested in Current Year	129,740,824	10,276,789

CAP	1,149,874,678	190,786,530

Compensation Actually Paid vs. Total Shareholder Return
RELATIONSHIP BETWEEN CAP AND FINANCIAL PERFORMANCE
The following charts illustrate the relationship between CAP to our PEO and the average of CAP to our
Non-PEO
NEOs, and our cumulative TSR, Nasdaq 100 TSR, our net income and our net revenue, respectively, over the four most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
RELATIONSHIP BETWEEN CAP AND FINANCIAL PERFORMANCE
The following charts illustrate the relationship between CAP to our PEO and the average of CAP to our
Non-PEO
NEOs, and our cumulative TSR, Nasdaq 100 TSR, our net income and our net revenue, respectively, over the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
RELATIONSHIP BETWEEN CAP AND FINANCIAL PERFORMANCE
The following charts illustrate the relationship between CAP to our PEO and the average of CAP to our
Non-PEO
NEOs, and our cumulative TSR, Nasdaq 100 TSR, our net income and our net revenue, respectively, over the four most recently completed fiscal years.

Tabular List, Table
TABULAR LIST OF MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES
The following table presents the financial performance and non-financial performance measures that Broadcom considers to have been the most important in linking CAP to our PEO and other NEOs to
Broadcom’s
performance for fiscal 2024. The measures in this table are further described in our “
Compensation Discussion and Analysis”
and are not ranked. All financial performance measures we used to link CAP of our PEO’s and other NEO’s to Broadcom’s performance for fiscal 2024 are included on this list.

Net Revenue Adjusted non-GAAP Operating Margin Division Financial and Strategic Goals Individual Performance Modifier TSR performance relative to the S&P 500

Total Shareholder Return Amount	$ 535.1	261.58	143.7	156.83
Peer Group Total Shareholder Return Amount	187.18	131.38	106.05	144.43
Net Income (Loss)	$ 5,895,000,000	$ 14,082,000,000	$ 11,495,000,000	$ 6,736,000,000
Company Selected Measure Amount	51,574,000,000	35,819,000,000	33,203,000,000	27,450,000,000
PEO Name	Hock E. Tan	Hock E. Tan	Hock E. Tan	Hock E. Tan
Measure:: 1
Pay vs Performance Disclosure
Name	Net Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted non-GAAP Operating Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Division Financial and Strategic Goals
Measure:: 4
Pay vs Performance Disclosure
Name	Individual Performance Modifier
Measure:: 5
Pay vs Performance Disclosure
Name	TSR performance relative to the S&P 500
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,017,499,312
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	129,740,824
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,243,700
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,424,557
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	164,695,800
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 10,276,789